Investment Securities - Interest Income from Taxable and Non-Taxable Investment Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Taxable	$ 4,171	$ 3,081	$ 2,103
Non-taxable	314	297	262
Total interest income from investment securities	$ 4,485	$ 3,378	$ 2,365